Segment Information - Supplemental Geographical Information Based on Location (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas [line items]
Sales revenue	¥ 14,552,696	¥ 13,170,519	¥ 14,931,009
Operating profit (loss)	871,232	660,208	633,637
Assets	23,973,153	21,921,030	20,461,465
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	9,296,091	8,934,468	8,584,666
External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	14,552,696	13,170,519	14,931,009
Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	3,036,832	3,050,270	3,003,416
Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,354,532	2,190,797	2,307,523
Material reconciling items [member]
Disclosure of geographical areas [line items]
Sales revenue	(238,231)	(244,745)	(274,555)
Operating profit (loss)
Assets	1,166,794	516,050	519,470
Material reconciling items [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue
Geographical consolidation [member]
Disclosure of geographical areas [line items]
Sales revenue	17,799,270	15,923,795	18,305,663
Operating profit (loss)	896,193	654,265	649,003
Assets	23,323,160	21,932,331	20,324,351
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	9,296,091	8,934,468	8,584,666
Geographical consolidation [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	14,552,696	13,170,519	14,931,009
Geographical consolidation [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	3,246,574	2,753,276	3,374,654
Geographical consolidation [member] | Japan [member]
Disclosure of geographical areas [line items]
Sales revenue	4,359,286	3,867,835	4,422,934
Operating profit (loss)	6,411	(75,935)	(28,162)
Assets	5,318,033	5,295,475	4,889,920
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	3,036,832	3,050,270	3,003,416
Geographical consolidation [member] | Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,354,532	2,190,797	2,307,523
Geographical consolidation [member] | Japan [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	2,004,754	1,677,038	2,115,411
Geographical consolidation [member] | North America [member]
Disclosure of geographical areas [line items]
Sales revenue	8,090,187	7,480,837	8,556,819
Operating profit (loss)	501,073	455,888	305,315
Assets	12,983,779	12,209,455	11,375,801
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	5,334,121	5,039,085	4,755,072
Geographical consolidation [member] | North America [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	7,618,932	7,081,264	8,167,345
Geographical consolidation [member] | North America [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	471,255	399,573	389,474
Geographical consolidation [member] | Europe [member]
Disclosure of geographical areas [line items]
Sales revenue	701,211	681,849	772,569
Operating profit (loss)	26,681	27,460	14,996
Assets	597,473	677,066	689,158
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	49,129	60,790	58,735
Geographical consolidation [member] | Europe [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	602,695	503,549	561,856
Geographical consolidation [member] | Europe [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	98,516	178,300	210,713
Geographical consolidation [member] | Asia [member]
Disclosure of geographical areas [line items]
Sales revenue	4,055,447	3,458,779	3,859,701
Operating profit (loss)	339,129	251,886	319,565
Assets	3,803,877	3,267,417	2,851,027
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	706,562	666,795	658,397
Geographical consolidation [member] | Asia [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	3,393,323	2,966,814	3,207,470
Geographical consolidation [member] | Asia [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	662,124	491,965	652,231
Geographical consolidation [member] | Other regions [member]
Disclosure of geographical areas [line items]
Sales revenue	593,139	434,495	693,640
Operating profit (loss)	22,899	(5,034)	37,289
Assets	619,998	482,918	518,445
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	169,447	117,528	109,046
Geographical consolidation [member] | Other regions [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	583,214	428,095	686,815
Geographical consolidation [member] | Other regions [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	9,925	6,400	6,825
Reconciling items [member]
Disclosure of geographical areas [line items]
Sales revenue	(3,246,574)	(2,753,276)	(3,374,654)
Operating profit (loss)	(24,961)	5,943	(15,366)
Assets	649,993	(11,301)	137,114
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets
Reconciling items [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue
Reconciling items [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	¥ (3,246,574)	¥ (2,753,276)	¥ (3,374,654)